Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.70%
INVESTMENT COMPANY–49.70%
Equity Fund–49.70%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	446,364	$6,053,149
Total Affiliated Investment (Cost $5,686,270)		6,053,149
UNAFFILIATED INVESTMENTS–54.34%
INVESTMENT COMPANY–0.50%
Money Market Fund–0.50%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	61,324	61,324
Total Investment Company (Cost $61,324)		61,324

	Number of Contracts

OPTIONS PURCHASED–53.84%
CENTRALLY CLEARED–53.84%
Call Options–46.68%
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 6/18/25, notional amount $29,760	31	1,423,522
Invesco QQQ TrustSM Series 1 ETF Strike price $9.43, expiration date 9/17/25, notional amount $29,233	31	1,422,756
Invesco QQQ TrustSM Series 1 ETF Strike price $10.33, expiration date 12/17/25, notional amount $32,023	31	1,419,057
Invesco QQQ TrustSM Series 1 ETF Strike price $9.62, expiration date 3/18/26, notional amount $29,822	31	1,419,999
		5,685,334
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–7.16%
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 6/18/25, notional amount $3,025,134	63	$143,303
Invesco QQQ TrustSM Series 1 ETF Strike price $471.44, expiration date 9/17/25, notional amount $2,970,072	63	162,650
Invesco QQQ TrustSM Series 1 ETF Strike price $516.47, expiration date 12/17/25, notional amount $3,253,761	63	329,222
Invesco QQQ TrustSM Series 1 ETF Strike price $480.89, expiration date 3/18/26, notional amount $3,029,607	63	236,422
		871,597
Total Options Purchased (Cost $6,695,284)		6,556,931
Total Unaffiliated Investments (Cost $6,756,608)		6,618,255

TOTAL INVESTMENTS–104.04% (Cost $12,442,878)	12,671,404

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.94)%
CENTRALLY CLEARED–(3.94)%
Call Options–(0.84)%
Invesco QQQ TrustSM Series 1 ETF Strike price $566.66, expiration date 6/18/25, notional amount $(3,569,958)	(63)	(1,708)
Invesco QQQ TrustSM Series 1 ETF Strike price $550.83, expiration date 9/17/25, notional amount $(3,470,229)	(63)	(22,841)
Lincoln Hedged Nasdaq-100 Fund–1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $608.66, expiration date 12/17/25, notional amount $(3,834,558)	(63)	$(11,045)
Invesco QQQ TrustSM Series 1 ETF Strike price $565.43, expiration date 3/18/26, notional amount $(3,562,209)	(63)	(66,104)
(101,698)
Put Options–(3.10)%
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 6/18/25, notional amount $(2,662,128)	(63)	(38,528)
Invesco QQQ TrustSM Series 1 ETF Strike price $414.87, expiration date 9/17/25, notional amount $(2,613,681)	(63)	(65,218)
Invesco QQQ TrustSM Series 1 ETF Strike price $454.49, expiration date 12/17/25, notional amount $(2,863,287)	(63)	(155,006)
Invesco QQQ TrustSM Series 1 ETF Strike price $423.18, expiration date 3/18/26, notional amount $(2,666,034)	(63)	(118,848)
(377,600)
Total Options Written (Premiums received $(702,321))		(479,298)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)		(13,075)
NET ASSETS APPLICABLE TO 1,145,422 SHARES OUTSTANDING–100.00%		$12,179,031

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
Lincoln Hedged Nasdaq-100 Fund–2

Lincoln Hedged Nasdaq-100 Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.70%@
Equity Fund-49.70%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$5,342,234	$1,608,321	$348,848	$(1,192)	$(547,366)	$6,053,149	446,364	$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
Lincoln Hedged Nasdaq-100 Fund–3